Goodwill	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

13 GOODWILL

The changes in the carrying amount of goodwill were as follows:

	LVB focused online business	Brands and customized services business	Total
	RMB	RMB	RMB
Balance as of March 31, 2022
Goodwill	1,568,653	63,460	1,632,113
Accumulated impairment loss	(1,568,653)	—	(1,568,653)
	—	63,460	63,460
Transaction during the year
Impairment recognized during the year ended March 31, 2023	—	(63,460)	(63,460)
Balance as of March 31, 2023, 2024 and 2025
Goodwill	1,568,653	63,460	1,632,113
Accumulated impairment loss	(1,568,653)	(63,460)	(1,632,113)
	—	—	—

(a)
Goodwill impairment

The Group performs an impairment test on its goodwill on an annual basis, and in between annual tests when an event occurs or circumstances change that could indicate that the goodwill might be impaired.

The Group adopted ASU No. 2017-04 which simplified the test for goodwill impairment by eliminating the second step of the impairment test. Following the new guidance, an impairment charge shall be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value.

Upon consummation of the acquisition of Ruisha Technology in July 2021, the Group has two reporting units, including the LVB focused online business reporting unit and brands and the customized services business reporting unit.

As of March 31, 2023, as a result of the completion of the integration of Ruisha Technology’s business operation into the Group’s core business, the Group concluded that there was only one reporting unit as defined in ASC 350-20-35-34. As of March 31, 2023, the Group performed the annual impairment test on the goodwill by comparing its market capitalization (the Group only has one reporting unit which includes all of the assets of the Group) as of March 31, 2023 with the carrying amount of its net assets. Given the prolonged period of deficits in market price, also taking into consideration of its continuously weaker-than-expected performance, the Group provided full impairment charge of RMB63,460 against the balance of goodwill. Consequently, as of March 31, 2024 and 2025, the carrying value of the Group’s goodwill was nil.